Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 92,493	$ 40,600
Less: Impairment Charges
Less: Accumulated Amortization
Patents - net	$ 92,493	$ 40,600